Employee Benefits - Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Pretax estimated actuarial loss (gain) that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost	$ 175
Pretax estimated prior service cost (credit) for pension plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost	(5)
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pretax estimated actuarial loss (gain) that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost	(4)
Pretax estimated prior service cost (credit) for pension plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost	$ (3)